Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.7%
3,139	iShares 20+ Year Treasury Bond ETF	$333,896	2.1
1,720	iShares Russell 2000 ETF	306,848	1.9
15,582	Schwab U.S. TIPS ETF	835,351	5.2
374	Vanguard Mid-Cap ETF	78,884	0.5

	Total Exchange-Traded Funds
	(Cost $1,600,368)	1,554,979	9.7

MUTUAL FUNDS: 90.3%
	Affiliated Investment Companies: 90.3%
107,885	Voya Global Bond Fund - Class R6	801,589	5.0
118,319	Voya High Yield Bond Fund - Class R6	796,288	5.0
418,640	Voya Intermediate Bond Fund - Class R6	3,663,099	22.9
35,633	Voya MidCap Opportunities Portfolio - Class R6	156,427	1.0
17,399	Voya Multi-Manager Emerging Markets Equity Fund - Class I	157,636	1.0
16,779	Voya Multi-Manager Mid Cap Value Fund - Class I	147,321	0.9
6,473	(1) Voya Russell Large Cap Growth Index Portfolio Class I	344,024	2.1
364,189	Voya Short Term Bond Fund - Class R6	3,383,313	21.2
84,686	Voya U.S. High Dividend Low Volatility Fund - Class R6	842,624	5.3
18,142	Voya U.S. Stock Index Portfolio - Class I	307,507	1.9
204,817	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,001,061	12.5
60,783	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,607,105	10.0
3,420	VY® T. Rowe Price Growth Equity Portfolio - Class I	234,946	1.5

	Total Mutual Funds
	(Cost $15,486,898)	14,442,940	90.3

	Total Investments in Securities (Cost $17,087,266)	$15,997,919	100.0
	Liabilities in Excess of Other Assets	(2,435)	–
	Net Assets	$15,995,484	100.0

(1)	Non-income producing security.

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,554,979	$–	$–	$1,554,979
Mutual Funds	14,442,940	–	–	14,442,940
Total Investments, at fair value	$15,997,919	$–	$–	$15,997,919

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$804,940	$36,117	$(74,213)	$34,745	$801,589	$7,254	$(17,988)	$-
Voya High Yield Bond Fund - Class R6	797,703	33,456	(64,841)	29,970	796,288	12,138	(11,135)	-
Voya Intermediate Bond Fund - Class R6	3,492,823	338,819	(294,826)	126,283	3,663,099	31,579	(48,913)	24
Voya MidCap Opportunities Portfolio - Class R6	152,952	12,369	(59,360)	50,466	156,427	-	(39,601)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	167,796	(8,601)	(1,559)	157,636	-	(195)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	155,577	8,627	(22,321)	5,438	147,321	-	(4,427)	-
Voya Russell Large Cap Growth Index - Class I	-	313,655	(1,397)	31,766	344,024	-	122	-
Voya Short Term Bond Fund - Class R6	3,450,192	201,590	(321,501)	53,032	3,383,313	28,267	(24,362)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	858,115	51,092	(54,075)	(12,508)	842,624	-	(7,165)	-
Voya U.S. Stock Index Portfolio - Class I	321,619	17,054	(52,122)	20,956	307,507	-	1,994	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,423,965	87,257	(784,124)	273,963	2,001,061	-	(169,054)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,575,398	54,731	(137,677)	114,653	1,607,105	14	(15,080)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	210,545	42,039	(69,229)	51,591	234,946	-	(13,877)	-
	$14,243,829	$1,364,602	$(1,944,287)	$778,796	$14,442,940	$79,252	$(349,681)	$24

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $17,849,543.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$77,191
Gross Unrealized Depreciation	(1,928,815)
Net Unrealized Depreciation	$(1,851,624)